Pension benefits - Change in Pension Plan Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	$ 113.8	$ 125.8
Expected return on plan assets	3.2	4.9
Contribution by employer	11.7	16.9
Administration charges	(0.8)	(0.9)	$ (0.5)
Benefits paid	(1.9)	(2.0)
Change in unrecognized actuarial (loss) gain	0.0	(8.9)
Settlement	(11.2)	0.0
Foreign currency translations	(17.8)	(22.0)
Fair value of plan assets at end of year	$ 97.0	$ 113.8	$ 125.8